Shareholders' Equity (Deficit) - Common Stock (Details)				1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 08, 2021 shares	Jul. 30, 2020 shares	Jul. 15, 2020 shares	Jul. 31, 2021 shares	Jul. 31, 2020 shares	Jun. 30, 2022 item $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Aug. 04, 2020 shares	May 19, 2020 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						185,000,000.0	185,000,000.0	185,000,000.0
Common shares, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01	$ 0.01
Shares issued (in shares)						153,600,000	153,549,011	153,539,011
Shares outstanding (in shares)						153,300,000	153,313,505	153,303,505
Temporary equity, shares outstanding						715,593	677,484	606,910
Cik0001812667 Cc Neuberger Principal Holdings Ii
Class of Stock [Line Items]
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%
Number of Class A common stock issued upon conversion of each share (in shares)						1
Cik0001812667 Cc Neuberger Principal Holdings Ii | Sponsor | Joel Alsfine
Class of Stock [Line Items]
Number of shares transferred (in shares)					40,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Sponsor | James Quella
Class of Stock [Line Items]
Number of shares transferred (in shares)					40,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Sponsor | Jonathan Gear
Class of Stock [Line Items]
Number of shares transferred (in shares)				40,000
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share						1	1
Ordinary shares issued and outstanding, including redemption						82,800,000	82,800,000
Temporary equity, shares outstanding							82,800,000	82,800,000
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii
Class of Stock [Line Items]
Common shares, shares authorized (in shares)						50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share						1	1
Shares issued (in shares)		25,700,000				25,700,000	25,700,000	25,700,000
Shares outstanding (in shares)		25,700,000				25,700,000	25,700,000	25,700,000
Number of shares subject to forfeiture						2,700,000
Number of shares not subjected forfeiture									0
Temporary equity, shares outstanding							2,700,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii | Joel Alsfine
Class of Stock [Line Items]
Number of shares transferred (in shares)					40,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii | James Quella
Class of Stock [Line Items]
Number of shares transferred (in shares)					40,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii | Jonathan Gear
Class of Stock [Line Items]
Number of shares transferred (in shares)	40,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii | Sponsor
Class of Stock [Line Items]
Shares issued (in shares)										7,875,000
Number of Class A common stock issued upon conversion of each share (in shares)			22,250,000